Air Traffic Liability and Frequent Flyer Deferred Revenue - Schedule of Air Traffic Liability (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Air traffic liability tables [abstract]
Advance ticket sales	$ 424,579	$ 454,018
Miles deferred revenue	186,378	85,207
Current	610,957	539,225
Miles deferred revenue	234,260	104,786
Non-current	$ 234,260	$ 104,786